Note 22 - Financial liabilities at amortized cost - Amortization Preferred securities by issuer (Details)	Apr. 18, 2017 USD ($)	Mar. 22, 2017 EUR (€)	Mar. 20, 2017 EUR (€)
Preferred Stock Member [Member] | BBVA International Preferred S.A.U.
Preferred Securities Amortised Line Items
Amount Amortised Preferred Debt Securities	$ 600,000,000	€ 85,550,000	€ 164,350,000